Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures define fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC Topic 820 includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Financial assets and liabilities with values based on unadjusted quoted prices for identical assets or liabilities in an active market. The securities categorized as Level 1 are primarily comprised of State Street company stock, the Vanguard Prime Money Market Fund and the majority of investments held within employee Self-Managed Brokerage Accounts.
Level 2	Financial assets and liabilities with values based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability. Level 2 inputs include the following:
–Quoted prices for similar assets or liabilities in active markets;
–Quoted prices for identical or similar assets or liabilities in non-active markets;
–Pricing models whose inputs are observable for substantially the full term of the asset or liability; and

–Pricing models whose inputs that are derived principally from, or corroborated by, observable market information through correlation or other means for substantially the full term of the asset or liability.

The fair value of the securities categorized in Level 2 is measured primarily using information obtained from third parties. This third-party information is subject to review by management as part of a validation process, which includes obtaining an understanding of the underlying assumptions and the level of market participant information used to support those assumptions. In addition, management compares significant assumptions used by third parties to available market information. Such information may include known trades or, to the extent that trading activity is limited, includes comparisons to market research information pertaining to credit expectations, execution prices and the timing of cash flows. The securities categorized as Level 2 are Common and Collective Trust Funds and certain investments within employee Self Managed Brokerage Accounts.
Level 3
Financial assets and liabilities with values based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs would reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability, and would be based on the best available information, some of which could be internally developed. The Plan had no Level 3 securities at December 31, 2025 or 2024.

Following is a description of the valuation methodologies used by the Plan for assets measured at fair value:
Common and Collective Trust Funds: Valued at the net asset value per unit held by the Plan at year end as quoted by the individual funds. State Street Investment Management, as Investment Manager of the Common and Collective Trust Funds, determines the net asset value (total net assets divided by total net units outstanding) per unit of the respective funds.
Company Stock: Valued at the closing price reported in the active market in which the security is traded.
Money Market Fund: Valued at the net asset value of shares held by the Plan at year end as quoted in the active market.
Self-Managed Brokerage Accounts: Predominantly valued at closing prices, and the net asset values of shares, as quoted in active markets. A portion of these assets is traded less frequently and valued using assumptions.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common and Collective Trust Funds*	$—	$6,234,443,811	$—	$6,234,443,811
Company Stock	188,261,971	—	—	188,261,971
Money Market Fund	324,580,876	—	—	324,580,876
Self-Managed Brokerage Accounts	444,288,756	208,238,508	—	652,527,264
Total assets in the fair value hierarchy	$957,131,603	$6,442,682,319	$—	$7,399,813,922

* Includes Short Term Investment Fund.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common and Collective Trust Funds*	$—	$5,464,602,937	$—	$5,464,602,937
Company Stock	159,540,469	—	—	159,540,469
Money Market Fund	291,735,572	—	—	291,735,572
Self-Managed Brokerage Accounts	388,778,738	182,138,782	—	570,917,520
Total assets in the fair value hierarchy	$840,054,779	$5,646,741,719	$—	$6,486,796,498
* Includes Short Term Investment Fund.